Other financing arrangements - Schedule of Repayments Due for Other Financing Arrangements (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 300.0
2025	301.6
2026	302.3
2027	306.3
2028	310.4
Thereafter	3,135.9
Other financing arrangements	$ 4,656.5	$ 2,119.7